UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21724

AGIC International & Premium Strategy Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York 10019
(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	February 28, 2013

Date of reporting period:	November 30, 2012

Item 1: Schedule of Investments

AGIC International & Premium Strategy Fund Schedule of Investments

November 30, 2012 (unaudited)

Shares		Value*
COMMON STOCK - 97.9%
Australia - 5.9%
55,687	BHP Billiton Ltd.	$2,005,417
43,204	CSL Ltd.	2,330,271
189,217	Downer EDI Ltd. (b)	698,122
18,601	Newcrest Mining Ltd.	497,149
9,801	Rio Tinto Ltd.	601,814
		6,132,773
Belgium - 0.9%
27,391	Euronav NV (b)	154,249
25,259	Tessenderlo Chemie NV	764,065
		918,314
China - 0.2%
465,000	Real Nutriceutical Group Ltd.	163,743

Denmark - 0.6%
9,950	FLSmidth & Co. A/S	569,743
4,800	Vestas Wind Systems A/S (b)	23,036
		592,779
Finland - 1.1%
178,126	Nokia Oyj	585,260
13,200	Nokian Renkaat Oyj	551,844
		1,137,104
France - 5.8%
19,616	Alstom S.A.	714,835
27,495	BNP Paribas S.A.	1,538,649
9,219	Electricite de France S.A.	169,198
118,394	France Telecom S.A.	1,259,335
14,943	Peugeot S.A. (b)	91,817
36,497	Total S.A.	1,829,069
22,107	Vivendi S.A.	475,573
		6,078,476
Germany - 6.3%
11,500	Aixtron SE N.A.	144,951
17,065	Bayer AG	1,544,430
21,187	Daimler AG	1,047,883
15,459	Deutsche Boerse AG	870,354
38,991	E.ON AG	703,125
34,176	K&S AG	1,545,312
16,213	RWE AG	676,304
		6,532,359
Greece - 0.0%
29,019	National Bank of Greece S.A. (b)	49,733

Hong Kong - 3.3%
425,000	Cathay Pacific Airways Ltd.	746,782
180,000	Hang Lung Group Ltd.	993,743
159,500	Kerry Properties Ltd.	809,541
586,000	New World Development Co., Ltd.	922,059
		3,472,125
Ireland - 0.0%
48,618	Permanent TSB Group Holdings PLC (b)	1,265

Italy - 2.5%
271,908	Enel SpA	1,031,269
66,956	ENI SpA	1,587,817
		2,619,086
Japan - 17.0%
10,500	Astellas Pharma, Inc.	531,550
88,500	Daiei, Inc. (b)	173,150
19,700	Daiichi Sankyo Co., Ltd.	304,590
29,500	Daikin Industries Ltd.	930,119

AGIC International & Premium Strategy Fund Schedule of Investments

November 30, 2012 (unaudited) (continued)

Shares		Value*
Japan (continued)
8,600	East Japan Railway Co.	$565,342
138,000	Hino Motors Ltd.	1,191,529
3,200	Japan Tobacco, Inc.	95,951
133,000	Kawasaki Kisen Kaisha Ltd. (b)	176,444
11,900	KDDI Corp.	883,014
64,000	Kinden Corp.	384,909
34,000	Kirin Holdings Co., Ltd.	417,999
147,000	Mitsui OSK Lines Ltd.	370,836
27,300	Mitsumi Electric Co., Ltd. (b)	139,204
22,000	Nikon Corp.	613,002
1,300	Nintendo Co., Ltd.	156,226
48,700	Nippon Telegraph & Telephone Corp.	2,190,751
450,000	Nippon Yusen KK	960,131
282	NTT DoCoMo, Inc.	408,823
81,900	Resona Holdings, Inc.	343,792
36,200	Sankyo Co., Ltd.	1,485,216
36,500	Shima Seiki Manufacturing Ltd.	566,042
545,900	Sojitz Corp.	690,391
87,500	Sumitomo Corp.	1,089,950
16,700	Sumitomo Mitsui Financial Group, Inc.	540,586
29,200	Tokai Rika Co., Ltd.	378,227
48,300	Toyota Motor Corp.	2,079,658
		17,667,432
Norway - 5.8%
232,600	DNB ASA	2,892,098
63,200	Yara International ASA	3,168,919
		6,061,017
Singapore - 0.8%
99,000	Singapore Airlines Ltd.	867,992

Spain - 6.2%
5,517	ACS Actividades de Construccion y Servicios S.A.	118,120
260,361	Banco Santander S.A.	2,005,701
162,409	Iberdrola S.A.	807,001
226,669	Mapfre S.A.	638,374
216,087	Telefonica S.A.	2,838,603
		6,407,799
Sweden - 1.4%
95,400	Nordea Bank AB	874,669
20,850	Oriflame Cosmetics S.A., SDR	586,467
		1,461,136
Switzerland - 10.5%
101,818	ABB Ltd. (b)	1,985,331
6,148	Nestle S.A.	402,434
12,695	Roche Holding AG	2,500,853
1,640	Swatch Group AG	792,812
3,892	Syngenta AG	1,558,191
14,565	Zurich Insurance Group AG (b)	3,720,571
		10,960,192
United Kingdom - 29.6%
32,097	Anglo American PLC	891,432
56,269	BAE Systems PLC	295,282
98,123	Barclays PLC	389,188
67,080	BHP Billiton PLC	2,112,709
302,677	BP PLC	2,101,272
36,306	British American Tobacco PLC	1,907,188
17,062	Cookson Group PLC	167,685
12,796	GlaxoSmithKline PLC	274,041
53,500	ICAP PLC	250,090
26,250	Imperial Tobacco Group PLC	1,050,473
665,456	Old Mutual PLC	1,828,406
22,080	Rio Tinto PLC	1,096,417
13,344	Royal Bank of Scotland Group PLC (b)	63,228
76,148	Royal Dutch Shell PLC, Class A	2,549,546
64,079	Royal Dutch Shell PLC, Class B	2,211,945
265,208	Stagecoach Group PLC	1,244,067
88,325	Standard Chartered PLC	2,060,185
227,246	Standard Life PLC	1,165,883
81,997	Unilever PLC	3,146,242
1,536,950	Vodafone Group PLC	3,964,769

AGIC International & Premium Strategy Fund Schedule of Investments

November 30, 2012 (unaudited) (continued)

Shares		Value*
United Kingdom (continued)
462,495	WM Morrison Supermarkets PLC	$1,992,734
		30,762,782
Total Common Stock (cost-$191,808,471)		101,886,107

PREFERRED STOCK - 0.7%
Germany - 0.7%
23,486	ProSiebenSat.1 Media AG (cost-$782,459)	687,928

Principal Amount (000s)
Repurchase Agreements - 1.1%
$1,158	State Street Bank & Trust Co., dated 11/30/12, 0.01%, due 12/3/12, proceeds $1,158,001; collateralized by Fannie Mae, 2.75%, due 4/16/19, valued at $1,181,325 including accrued interest (cost-$1,158,000)	1,158,000

Total Investments (cost-$193,748,930) (a)(c)-99.7%		103,732,035
Other assets less liabilities-0.3%		338,803
Net Assets-100.0%		$104,070,838

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets as of November 30, 2012 were as follows:

Commercial Banks	10.3%
Oil, Gas & Consumable Fuels	10.0%
Insurance	7.1%
Metals & Mining	6.9%
Chemicals	6.8%
Diversified Telecommunication Services	6.5%
Wireless Telecommunication Services	5.1%
Pharmaceuticals	5.0%
Food Products	3.4%
Automobiles	3.1%
Tobacco	2.9%
Real Estate Management & Development	2.6%
Electrical Equipment	2.6%
Biotechnology	2.2%
Leisure Equipment & Products	2.0%
Electric Utilities	1.9%
Food & Staples Retailing	1.9%
Road & Rail	1.7%
Trading Companies & Distributors	1.7%
Machinery	1.7%
Airlines	1.6%
Marine	1.5%
Multi-Utilities	1.3%
Construction & Engineering	1.0%
Building Products	0.9%
Auto Components	0.9%
Diversified Financial Services	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Personal Products	0.7%
Commercial Services & Supplies	0.7%
Media	0.7%
Communications Equipment	0.6%
Beverages	0.4%
Aerospace & Defense	0.3%
Capital Markets	0.2%
Multiline Retail	0.2%
Industrial Conglomerates	0.2%
Software	0.2%
Semiconductors & Semiconductor Equipment	0.1%
Electronic Equipment, Instruments & Components	0.1%
Repurchase Agreements	1.1%
Other assets less liabilities	0.3%
100.0%

Notes to Schedule of Investments:

*                 Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (“the Investment Manager”) and Allianz Global Investors Capital LLC (the “Sub-Adviser”), an affiliate of the Investment Manager. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities and other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Fund may, among other things, consider to significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Fund’s NAV is calculated. With respect to certain foreign securities, the Fund may fair-value securities using modeling tools provided by third-party vendors. The Fund has retained a statistical research service to assist in the determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

(a)         Securities with an aggregate value of $102,395,485, representing 98.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

(b)         Non-income producing.

(c)          At November 30, 2012, the aggregate cost basis of portfolio securities for federal income tax purposes was $193,896,673. Gross unrealized appreciation was $1,491,458; gross unrealized depreciation was $91,656,096; and net unrealized depreciation was $90,164,638. The difference between book and tax cost basis was attributable to wash sale loss deferrals.

Glossary:

SDR - Swedish Depository Receipt

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•                  Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and single broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over-the-counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The valuation techniques used by the Fund to measure fair value during the nine months ended November 30, 2012 are intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

A summary of the inputs used at November 30, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 11/30/12
Investments in Securities - Assets
Common Stock:
Belgium	$154,249	$764,065	$—	$918,314
Denmark	23,036	569,743	—	592,779
Ireland	1,265	—	—	1,265
All Other	—	100,373,749	—	100,373,749
Preferred Stock	—	687,928	—	687,928
Repurchase Agreements	—	1,158,000	—	1,158,000
Total Investments	$178,550	$103,553,485	$—	$103,732,035

At November 30, 2012, a security valued at $2,005,417 was transferred from Level 1 to Level 2 due to the application of the modeling tool provided by a third party vendor.

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AGIC International & Premium Strategy Fund

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 17, 2013

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 17, 2013

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 17, 2013